UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2008

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            October 24, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      70

 Form 13F Information Table Value Total:      $      989,975
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5     COLUMN COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN                 OTHER  VOTING AUTHORITY
                                                   000's      AMOUNT                   MANAGERS
                                                                        SH/PUT/ INVSTM          SOLE  SHAREDNONE
                                                                        PRNCALL DISCRETN
                                                                                                >C>
 3M COMPANY                  COM       88579Y101  10,930      160,000   SH       SOLE          160,000
 ABBOTT LABS                 COM       002824100  18,426      320,000   SH       SOLE          320,000
 AIR PRODUCTS & CHEMICALS    COM       009158106  15,753      230,000   SH       SOLE          230,000
 AT&T CORP                   COM       00206R102  11,168      400,000   SH       SOLE          400,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  12,825      300,000   SH       SOLE          300,000
 AVON PRODUCTS               COM       054303102  15,589      375,000   SH       SOLE          375,000
 BANK OF AMERICA             COM       060505104  25,550      730,000   SH       SOLE          730,000
 BANK OF NEW YORK MELLON     COM       064058100  13,155      403,775   SH       SOLE          403,775
 BRISTOL MYERS SQUIBB        COM       110122108   7,193      345,000   SH       SOLE          345,000
 BROADCOM CORP               COM       111320107   7,452      400,000   SH       SOLE          400,000
 BUNGE LTD.                  COM       G16962105   8,213      130,000   SH       SOLE          130,000
 CHEVRON CORP.               COM       166764100  12,372      150,000   SH       SOLE          150,000
 CINTAS CORP.                COM       172908105   8,613      300,000   SH       SOLE          300,000
 CISCO SYSTEMS               COM       17275R102  19,176      850,000   SH       SOLE          850,000
 CONOCOPHILLIPS              COM       20825C104  21,609      295,000   SH       SOLE          295,000
 CONSOL ENERGY INC.          COM       20854P109   9,178      200,000   SH       SOLE          200,000
 CORNING INC                 COM       219350105   7,820      500,000   SH       SOLE          500,000
 CURTISS-WRIGHT CORP         COM       231561101  16,362      360,000   SH       SOLE          360,000
 CVS/CAREMARK CORPORATION    COM       126650100   9,257      275,000   SH       SOLE          275,000
 DEAN FOODS                  COM       242370104   7,942      340,000   SH       SOLE          340,000
 DEL MONTE FOODS             COM       24522P103  10,140     1,300,000  SH       SOLE         1,300,000
 DELL INC.                   COM       24702R101   9,641      585,000   SH       SOLE          585,000
 DUPONT EI DE NEMOURS        COM       263534109  14,508      360,000   SH       SOLE          360,000
 EMERSON ELECTRIC            COM       291011104  12,237      300,000   SH       SOLE          300,000
 EXXON MOBIL CORP.           COM       30231G102  16,697      215,000   SH       SOLE          215,000
 GENENTECH, INC              COM       368710406  19,510      220,000   SH       SOLE          220,000
 GENERAL ELECTRIC CO.        COM       369604103  35,394     1,388,000  SH       SOLE         1,388,000
 HALLIBURTON CO.             COM       406216101   9,717      300,000   SH       SOLE          300,000
 HANSEN NATURAL CORP.        COM       411310105  11,344      375,000   SH       SOLE          375,000
 HARLEY DAVIDSON             COM       412822108   4,849      130,000   SH       SOLE          130,000
 HARSCO CORP.                COM       415864107   4,649      125,000   SH       SOLE          125,000
 ILLINOIS TOOL WORKS         COM       452308109  11,113      250,000   SH       SOLE          250,000
 INTEL CORP                  COM       458140100  15,733      840,000   SH       SOLE          840,000
 JOHNSON & JOHNSON           COM       478160104  17,666      255,000   SH       SOLE          255,000
 LOWE'S COS INC.             COM       548661107  14,214      600,000   SH       SOLE          600,000
 MASCO CORP                  COM       574599106   8,073      450,000   SH       SOLE          450,000
 MCDONALD'S CORP             COM       580135101   4,628       75,000   SH       SOLE          75,000
 MDU RESOURCES GROUP, INC    COM       552690109  16,313      562,500   SH       SOLE          562,500
 MEDTRONIC INC.              COM       585055106  15,531      310,000   SH       SOLE          310,000
 MICROSOFT CORP              COM       594918104  31,494     1,180,000  SH       SOLE         1,180,000
 NEWELL RUBBERMAID INC.      COM       651229106   6,904      400,000   SH       SOLE          400,000
 NORTHEAST UTILITIES         COM       664397106   8,978      350,000   SH       SOLE          350,000
 ORACLE CORP                 COM       68389X105  22,341     1,100,000  SH       SOLE         1,100,000
 OSHKOSH CORPORATION         COM       688239201   4,014      305,000   SH       SOLE          305,000
 PEPSI CO. INC.              COM       713448108  25,657      360,000   SH       SOLE          360,000
 PETROLEUM & RESOURCES CO    COM       716549100  64,554     2,186,774  SH       SOLE         2,186,774
 PFIZER INC                  COM       717081103  20,653     1,120,000  SH       SOLE         1,120,000
 PNC FINANCIAL SERVICES G    COM       693475105  14,940      200,000   SH       SOLE          200,000
 PROCTER & GAMBLE COMPANY    COM       742718109  21,952      315,000   SH       SOLE          315,000
 PROSPERITY BANCSHARES IN    COM       743606105   8,498      250,000   SH       SOLE          250,000
 PRUDENTIAL FINANCIAL INC    COM       744320102  15,120      210,000   SH       SOLE          210,000
 RYLAND GROUP INC.           COM       783764103   9,110      343,500   SH       SOLE          343,500
 SAFEWAY, INC                COM       786514208   9,251      390,000   SH       SOLE          390,000
 SCHLUMBERGER LTD            COM       806857108  29,674      380,000   SH       SOLE          380,000
 SENOMYX INC.                COM       81724Q107   4,459      984,400   SH       SOLE          984,400
 SPECTRA ENERGY CORP.        COM       847560109   7,278      305,780   SH       SOLE          305,780
 SPIRIT AEROSYSTEMS HOLDI    COM       848574109   8,839      550,000   SH       SOLE          550,000
 STATE STREET CORP.          COM       857477103  14,789      260,000   SH       SOLE          260,000
 TARGET CORP.                COM       87612E106  15,696      320,000   SH       SOLE          320,000
 TATA MOTORS LTD.  ADR       COM       876568502   7,660     1,000,000  SH       SOLE         1,000,000
 TEVA PHARMACEUTICAL INDU    ADR       881624209  16,942      370,000   SH       SOLE          370,000
 THE COCA-COLA CO.           COM       191216100  10,576      200,000   SH       SOLE          200,000
 TRANSOCEAN INC              SHS       G90073100   9,886       90,000   SH       SOLE          90,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  21,768      800,000   SH       SOLE          800,000
 UNITED TECHNOLOGIES         COM       913017109  18,018      300,000   SH       SOLE          300,000
 VISA INC.                 COM CL A    92826C839  10,435      170,000   SH       SOLE          170,000
 WELLS FARGO COMPANY         COM       949746101   8,443      225,000   SH       SOLE          225,000
 WILMINGTON TRUST CORP.      COM       971807102  10,464      363,000   SH       SOLE          363,000
 WYETH COMPANY               COM       983024100  12,005      325,000   SH       SOLE          325,000
 ZIMMER HLDGS INC.           COM       98956P102   9,037      140,000   SH       SOLE          140,000
                                                  989,975